BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY - Additional Information (Details)					1 Months Ended	12 Months Ended
	Jun. 03, 2021 USD ($) shares	Jan. 13, 2021 CNY (¥) item shares	Dec. 10, 2019	Aug. 21, 2018 USD ($) shares	Aug. 21, 2018 CNY (¥) shares	Jun. 30, 2021 CNY (¥) item shares	Jun. 30, 2021 USD ($) item shares	Jun. 30, 2020 CNY (¥) shares	Jun. 30, 2019 CNY (¥) shares	Jun. 03, 2021 CNY (¥)	Jun. 03, 2021 USD ($) $ / shares	Jan. 13, 2021 USD ($) item $ / shares	Dec. 31, 2020
Payments to Acquire Businesses and Interest in Affiliates | ¥								¥ 0	¥ 4,205,080
Cost Method Investment Ownership Percentage				43.00%	43.00%								43.00%
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures				487,057
Loss (income) from investment in unconsolidated entity						¥ 266,707	$ 41,300	(462,879)	959,905
Loss (income) from investment in unconsolidated entity						¥ (251,296)	$ (38,913)
Investment Payable | ¥								6,400,000
Reverse stock split						0.2	0.2
Remeasurement gain of previously held equity interests in connection with step acquisition						¥ 979,254	$ 151,638	¥ 0	0
Investment loss						¥ 266,707	$ 41,300		¥ 959,905
Future Gas Station (Beijing) Technology, Ltd
Payments to Acquire Additional Interest in Subsidiaries				$ 10,000,000	¥ 10,000,000
Equity Method Investment, Additional Information				As consideration for increasing its affiliates’ interest in FGS from 8% to 43%, the Company will (1) pay a total of RMB 10 million in cash to FGS and (2) issue 487,057 restricted Class A Ordinary Shares of the Company (the “Restricted Shares”) to the other shareholders of FGS within 30 days after FGS finalizes recording the Company’s corresponding interest at the local governmental agency.
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures					487,057
Number of gas stations extending business | item						200	200
Number of Company's subsidiaries who entered into the fourth supplemental agreement to the investment agreement | item		2										2
Stock price | $ / shares												$ 1.61
Fair market value of waived performance goals		¥ 1,689,807										$ 261,667
Ownership interest (as a percent)		51.00%										51.00%
Remeasurement gain of previously held equity interests in connection with step acquisition						¥ 979,254	$ 151,638
Net sales						2,567,807	397,625
Net loss						2,156,135	333,878
Amortization expense						350,000	54,198
Investment in Starry Blockchain Energy Pte. Ltd
Cost Method Investment Ownership Percentage										30.00%	30.00%
Payments to Acquire Equity Method Investments | $	$ 3,000,000
Stock price | $ / shares											$ 13.80
Ownership interest (as a percent)										30.00%	30.00%
Fair value of shares issued										¥ 27,675,450	$ 4,327,600
Investment loss						15,411	$ 2,386
Future Gas Station (Beijing) Technology, Ltd
Percentage of equity interest to be acquired in exchange for waiver of performance goals		8.00%										8.00%
Net sales | ¥						6,393,216
Net loss | ¥						¥ (2,362,502)
Consideration in shares		487,057
Number of Shares cancelled		162,352
Percentage of deemed consideration of equity.		8.00%
Restricted shares
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures						188,662	188,662	250,086	858,667
Restricted shares | Future Gas Station (Beijing) Technology, Ltd
Consideration in shares		487,057
Minimum
Ownership interest (as a percent)				8.00%	8.00%
Maximum
Ownership interest (as a percent)				43.00%	43.00%
Class A ordinary shares
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures					487,057
Reverse stock split			0.2
Class A ordinary shares | Future Gas Station (Beijing) Technology, Ltd
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures				487,057
Class A ordinary shares | Restricted shares | Investment in Starry Blockchain Energy Pte. Ltd
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures	316,345
Stock price | $ / shares											$ 9.48